Analysis of Financial Assets and Liabilities by Measurement Basis	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Analysis of Financial Assets and Liabilities by Measurement Basis
42	ANALYSIS OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT BASIS
After initial recognition, financial assets and liabilities are measured either at fair value or amortized cost, within the measurement categories as defined in IFRS 9. The summary of significant accounting policies in Note 2 describes how these categories of financial assets and liabilities are measured, and how income and expenses are recognized either in profit or loss, or in other comprehensive income. The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2020
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total
	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥62,471,453	¥—	¥—	¥62,471,453
Call loans and bills bought	—	898,256	—	—	898,256
Reverse repurchase agreements and cash collateral on securities borrowed	—	13,745,996	—	—	13,745,996
Trading assets	2,785,016	—	—	—	2,785,016
Derivative financial instruments	6,279,801	—	—	—	6,279,801
Financial assets at fair value through profit or loss	1,478,356	—	—	—	1,478,356
Investment securities	—	320,771	18,054,164	3,489,451	21,864,386
Loans and advances	—	94,671,818	—	—	94,671,818
Other financial assets (1)	—	4,229,678	—	—	4,229,678

Total	¥10,543,173	¥176,337,972	¥18,054,164	¥3,489,451	¥208,424,760

Financial liabilities:
Deposits (2)	¥(5,041)	¥138,436,459	¥—	¥—	¥138,431,418
Call money and bills sold	—	3,740,540	—	—	3,740,540
Repurchase agreements and cash collateral on securities lent	—	15,455,782	—	—	15,455,782
Trading liabilities	2,018,484	—	—	—	2,018,484
Derivative financial instruments	5,555,201	—	—	—	5,555,201
Borrowings (2)	624	17,120,738	—	—	17,121,362
Debt securities in issue (2)	(53,669)	11,038,717	—	—	10,985,048
Other financial liabilities (1)	537	7,149,714	—	—	7,150,251

Total	¥7,516,136	¥192,941,950	¥—	¥—	¥200,458,086

	At March 31, 2019
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total
	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥57,763,441	¥—	¥—	¥57,763,441
Call loans and bills bought	—	2,465,745	—	—	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	—	10,345,994	—	—	10,345,994
Trading assets	2,767,691	—	—	—	2,767,691
Derivative financial instruments	3,382,574	—	—	—	3,382,574
Financial assets at fair value through profit or loss	2,641,416	—	—	—	2,641,416
Investment securities	—	318,914	13,333,221	4,172,892	17,825,027
Loans and advances	—	90,682,938	—	—	90,682,938
Other financial assets (1)	—	3,609,129	—	—	3,609,129

Total	¥8,791,681	¥165,186,161	¥13,333,221	¥4,172,892	¥191,483,955

Financial liabilities:
Deposits (2)	¥666	¥134,403,986	¥—	¥—	¥134,404,652
Call money and bills sold	—	1,307,779	—	—	1,307,779
Repurchase agreements and cash collateral on securities lent	—	12,887,249	—	—	12,887,249
Trading liabilities	1,998,694	—	—	—	1,998,694
Derivative financial instruments	3,051,773	—	—	—	3,051,773
Borrowings (2)	1,716	12,166,142	—	—	12,167,858
Debt securities in issue (2)	(4,676)	11,175,885	—	—	11,171,209
Other financial liabilities (1)	—	5,596,513	—	—	5,596,513

Total	¥5,048,173	¥177,537,554	¥—	¥—	¥182,585,727

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)
Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position under IFRS 9, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.